Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Book loss	$ (292,600)	$ (125,000)
State taxes	(138,500)
Meals and entertainment	6,800	3,800
Stock options	60,000
Other nondeductible expenses	4,300	125,000
Valuation allowance	360,000	(3,800)
Income tax provision